Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
23.	Related party transactions
Balances and operations with Expedia
Expedia, Inc. (“Expedia”), a subsidiary of Expedia Group, Inc., a Delaware corporation, is a shareholder of record of the Company.
We are a party to an outsourcing agreement with Expedia pursuant to which Expedia has the exclusive right to provide lodging reservations for countries outside of Latin America offered through our platforms. Under the agreement, we may contract 10% of lodging inventory directly without using Expedia. The agreement automatically renews every year. The agreement provides for a $125,000 termination fee if we fail to reach certain minimum marketing fee thresholds during specified periods. Due to the effects of the
COVID-19
pandemic on our bookings levels, in August 2020, Expedia waived its termination rights relating to the minimum marketing fee thresholds through December 31, 2021. The waiver of Expedia’s termination rights has expired in accordance with its terms, and we believe we have resumed compliance with the minimum booking requirements.
Expedia may also unilaterally terminate the agreement in the event of a change of control of the Company. And as from

July 18, 2023
, we may unilaterally terminate the agreement upon payment of a $
125,000
termination fee.
We are also a party to another outsourcing agreement with Expedia pursuant to which we are required to make our hotel reservations inventory available to certain affiliates of Expedia. The agreement automatically renews every year.
Under the agreements, we maintained (i) a receivable position of $20,172 and $8,174 recognized under “Related party receivable” in our consolidated balance sheets as of December 31, 2021 and 2020, respectively, and (ii) a payable position of $34,772 and $19,351 recognized under “Related party payable” in our consolidated balance sheets as of December 31, 2021 and 2020, respectively. We generated revenue of $19,205, $7,066 and $38,760 for the years ended December 31, 2021, 2020 and 2019, respectively, representing 6%, 5% and 7% of our total consolidated revenues for the years ended December 31, 2021, 2020 and 2019, respectively.